Profit Before Income Tax - Summary of Employee Benefits Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Post-employment benefits
Defined contribution plans	$ 3,148,209	$ 105,256	$ 2,965,054	$ 2,340,826
Defined benefit plans	277,041	9,263	291,333	266,267
Post-employment benefits	3,425,250	114,519	3,256,387	2,607,093
Equity-settled share-based payments	871,699	29,144	215,648	438,765
Other employee benefits	70,279,752	2,349,707	63,940,430	51,043,198
Employee benefits expense	74,576,701	2,493,370	67,412,465	54,089,056
Operating costs [member]
Post-employment benefits
Employee benefits expense	49,173,778	1,644,058	45,363,170	35,978,403
Operating expense [member]
Post-employment benefits
Employee benefits expense	$ 25,402,923	$ 849,312	$ 22,049,295	$ 18,110,653